Stockholder's Deficit (Details 1) - USD ($)	1 Months Ended		2 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Feb. 26, 2026	Sep. 02, 2025	Mar. 12, 2026	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Short-Term Debt [Line Items]
Number of shares stock option outstanding					$ 6,850,000	$ 6,850,000
Weighted Average Exercise Price Beginning balance				$ 7.42	$ 7.42	$ 7.42
Number of shares outstanding granted				1,000,000	6,850,000		6,850,000
Weighted Average Exercise Price granted				$ 8.37			$ 7.42
Weighted Average Remaining Life Granted				5 years	5 years 2 months 23 days		5 years 2 months 23 days	5 years 2 months 23 days
Number of shares outstanding Expired
Number of shares outstanding exercised				3,600,000
Number of shares stock option outstanding							$ 6,850,000
Weighted Average Exercise Price ending balance				$ 7.75	$ 7.42	$ 7.75	$ 7.42
Weighted Average Remaining Life Outstanding				5 years 10 months 6 days			5 years 2 months 23 days
Stock Price	$ 7.96
Exercise price	9.00					4.74	9.53
Volatility	73.00%					59.00%	52.00%
Risk-free interest rate	3.54%						3.70%
Term to maturity (years)							9 months 25 days
Term to financing (years) (years)	2 years 6 months
Minimum [Member]
Short-Term Debt [Line Items]
Risk-free interest rate						3.68%
Term to maturity (years)						5 months 12 days
Black Scholes Model [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Exercise price		3.27	9.26				3.27
Volatility		101.40%	73.00%				101.40%
Risk-free interest rate		3.58%	3.74%				3.58%
Term to maturity (years)	5 years	3 years 2 months 8 days	4 years				3 years 2 months 8 days